STOCKHOLDERS' EQUITY (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Schedule of Changes in Accumulated Other Comprehensive Income

Changes in AOCI for the periods indicated are summarized as follows:

	Three Months Ended June 30,
	2014			2013
	Before Tax	Tax Effect	Net of Tax	Before Tax	Tax Effect	Net of Tax
	(Dollars in thousands)
Balance at beginning of period	$3,606	$(1,390)	$2,216	$21,855	$(8,432)	$13,423
Unrealized gain (loss) on investment securities available for sale:
Net unrealized holdings gain (loss) arising during the period	11,412	(4,404)	7,008	(11,898)	4,590	(7,308)
Amounts reclassified to (gain) loss on investment securities	(1,705)	658	(1,047)	(1,881)	726	(1,155)

Balance at end of period	$13,313	$(5,136)	$8,177	$8,076	$(3,116)	$4,960

	Six Months Ended June 30,
	2014			2013
	Before Tax	Tax Effect	Net of Tax	Before Tax	Tax Effect	Net of Tax
	(Dollars in thousands)
Balance at beginning of period	$(2,565)	$990	$(1,575)	$18,788	$(7,248)	$11,540
Unrealized gain (loss) on investment securities available for sale:
Net unrealized holdings gain (loss) arising during the period	16,580	(6,397)	10,183	(7,674)	2,960	(4,714)
Amounts reclassified to (gain) loss on investment securities	(702)	271	$(431)	(3,038)	1,172	(1,866)

Balance at end of period	$13,313	$(5,136)	$8,177	$8,076	$(3,116)	$4,960

Changes in Accumulated Other Comprehensive Income (“AOCI”) for the periods indicated are summarized as follows (in thousands):

	2013
	Before Tax	Tax Effect	Net of Tax
Unrealized gain (loss) on investment securities available for sale:
Net unrealized holdings gain (loss) arising during the period	$(12,970)	$5,003	$(7,967)
Amounts reclassified to gain (loss) on investment securities	(8,382)	3,234	(5,148)

Other comprehensive income (loss)	$(21,352)	$8,237	$(13,115)

	2012
	Before Tax	Tax Effect	Net of Tax
Unrealized gain (loss) on investment securities available for sale:
Net unrealized holdings gain (loss) arising during the period	$30,483	$(11,759)	$18,724
Amounts reclassified to gain (loss) on investment securities	5,789	(2,233)	3,556

Other comprehensive income (loss)	$36,272	$(13,992)	$22,280

2009 Equity Incentive Plan [Member]
Summary of Assumptions used to Calculate Fair Value of Option Plan Awards

A summary of assumptions used to calculate the fair values of the 2009 Option Plan awards is presented below:

	2013	2012
Expected volatility	33.6 - 36.4%	35.9%
Expected dividend yield	2.5%	2.5%
Expected term (years)	5.0 - 6.5	6.0
Risk-free interest rate	1.89 - 2.69%	0.89 - 1.41%

Weighted average grant date fair value	$5.44	$5.22

2013 Plan Options [Member]
Summary of Assumptions used to Calculate Fair Value of Option Plan Awards

A summary of assumptions used to calculate the fair values of the 2013 Plan Options is presented below:

2013
Expected volatility	30.0%
Expected dividend yield	2.50%
Expected term (years)	6.0 - 6.5
Risk-free interest rate	2.03 - 2.20%
Weighted average fair value	$4.09

Original 2009 Warrants and Amended 2009 Warrants [Member]
Summary of Assumptions used to Calculate Fair Value of Option Plan Awards

The assumptions used to calculate the fair values of the Original 2009 Warrants and Amended 2009 Warrants are summarized below:

	Original 2009 Warrants Immediately Prior to Modification	Amended 2009 Warrants Immediately After Modification
Expected volatility	30.0%	30.0%
Expected dividend yield	2.5%	2.5%
Expected term (years)	3.0	6.0
Risk-free interest rate	0.58%	1.70%
Weighted average fair value (per warrant)	$1.28	$2.49

Total fair value (in thousands)	$4,226	$8,254